Restatement of Previously Issued Financial Statements (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	8 Months Ended	11 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Public [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Initial measurement on August 4, 2020, pro forma for overallotment	$ 6,584,000	$ 6,584,000
Change in valuation inputs or other assumptions	(879,000)	6,267,000
Fair value	5,705,000	12,851,000
Private Placement [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Initial measurement on August 4, 2020, pro forma for overallotment	4,364,000	4,364,000
Change in valuation inputs or other assumptions	(601,000)	4,304,000
Fair value	3,763,000	8,668,000
Warrant Liabilities [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Initial measurement on August 4, 2020, pro forma for overallotment	10,948,000	10,948,000
Change in valuation inputs or other assumptions	(1,480,000)	10,571,000
Fair value	$ 9,468,000	$ 21,519,000